Accounting Policies and Basis for Preparation - Summary of Subsidiaries Object to Consolidation at Their Different Levels (Detail) - Argentina, Pesos [member]		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Bancode Galicia y Buenos Aires S.A.U.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct investment	100.00%	100.00%	100.00%
Percentage of interest in direct and indirect investment	100.00%	100.00%	100.00%
Cobranzas Regionales S.A. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Cobranzas Regionales S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct and indirect investment	77.00%	83.00%	77.00%
Galicia administradora de fondos S.A. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Galicia Administradora de Fondos S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct investment	95.00%	95.00%	95.00%
Percentage of interest in direct and indirect investment	100.00%	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Galicia Broker Asesores de eguros S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct and indirect investment	99.90%	99.90%	99.90%
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Galicia Retiro Compañía de Seguros S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct and indirect investment	99.90%	99.90%	99.90%
Galicia Seguros S.A. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Galicia Seguros S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct and indirect investment	99.90%	99.90%	99.90%
Galicia Valores S.A. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Galicia Valores S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct investment		1.00%	1.00%
Percentage of interest in direct and indirect investment	100.00%	100.00%	100.00%
Galicia Warrants S.A. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Galicia Warrants S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct investment	87.50%	87.50%	87.50%
Percentage of interest in direct and indirect investment	100.00%	100.00%	100.00%
Financial Trust Galtrust I [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Financial Trust Galtrust I
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct and indirect investment	100.00%		100.00%
Financial Trust Saturno Creditos [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Financial Trust Saturno réditos
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct and indirect investment	100.00%	100.00%	100.00%
Net Investment S.A. (in Liquidation) [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Net Investment S.A. (in Liquidation)
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct investment	87.50%		87.50%
Percentage of interest in direct and indirect investment	100.00%		100.00%
Ondara S.A. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Ondara S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct and indirect investment	78.20%	83.90%	78.20%
Sudamericana Holding S.A. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Sudamericana Holding S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct investment	87.50%	87.50%	87.50%
Percentage of interest in direct and indirect investment	100.00%	100.00%	100.00%
Tarjeta Naranja S.A. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Tarjeta Naranja S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct investment		83.00%
Percentage of interest in direct and indirect investment	77.00%	83.00%	77.00%
Tarjetas del mar S.A.[member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Tarjetas del Mar S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct and indirect investment	60.00%
Tarjetas Regionales S.A. [member]
Disclosure of significant accounting policies [line items]
Name of subsidiary		Tarjetas Regionales S.A.
Name of country		Argentina
Closing Date		Dec. 31, 2018
Percentage of interest in direct investment		83.00%
Percentage of interest in direct and indirect investment	77.00%	83.00%	77.00%